Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,027,702	1,027,702	1,027,778	1,027,778	1,635,281	1,635,281	2,485,555	2,485,555
Weighted average remaining contractual life (in years)	7 years 25 days
Options outstanding, weighted average exercise price | $ / shares	$ 21.23		$ 21.39		$ 20.56		$ 18.7
Number exercisable, options | shares	781,327	781,327
Options exercisable, weighted average exercise price | $ / shares	$ 23.25
US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,312,500	1,312,500	749,000	749,000	395,000	395,000	305,000	305,000
Weighted average remaining contractual life (in years)	9 years 3 months 18 days
Options outstanding, weighted average exercise price | $ / shares		$ 2.24		$ 3.49		$ 4.69		$ 4.7
Number exercisable, options | shares	297,500	297,500
Options exercisable, weighted average exercise price | $ / shares		$ 4.56
$11.99-$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	972,428	972,428
Weighted average remaining contractual life (in years)	7 years 1 month 2 days
Options outstanding, weighted average exercise price | $ / shares	$ 14.94
Number exercisable, options | shares	726,053	726,053
Options exercisable, weighted average exercise price | $ / shares	$ 14.97
$27.00-$2,070.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	55,274	55,274
Weighted average remaining contractual life (in years)	6 years 10 months 2 days
Options outstanding, weighted average exercise price | $ / shares	$ 131.89
Number exercisable, options | shares	55,274	55,274
Options exercisable, weighted average exercise price | $ / shares	$ 131.89
$0.54 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	433,500	433,500
Weighted average remaining contractual life (in years)	9 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares		$ 0.54
Number exercisable, options | shares	0	0
Options exercisable, weighted average exercise price | $ / shares		$ 0
$1.02 - $2.17 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	479,000	479,000
Weighted average remaining contractual life (in years)	9 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares		$ 1.77
Number exercisable, options | shares	0	0
Options exercisable, weighted average exercise price | $ / shares		$ 0
$3.93-$5.34 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	380,000	380,000
Weighted average remaining contractual life (in years)	8 years 7 months 6 days
Options outstanding, weighted average exercise price | $ / shares		$ 4.31
Number exercisable, options | shares	287,500	287,500
Options exercisable, weighted average exercise price | $ / shares		$ 4.34
$10.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	20,000	20,000
Weighted average remaining contractual life (in years)	8 years 3 months 18 days
Options outstanding, weighted average exercise price | $ / shares		$ 10.8
Number exercisable, options | shares	10,000	10,000
Options exercisable, weighted average exercise price | $ / shares		$ 10.8